Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ (0)
Total Fee Amount	1,899.09
Total Transaction Valuation	13,751,545
Total Offset Amount	(0)
Net Fee	$ 1,899.09